RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 6 – RELATED PARTY TRANSACTIONS

LFC’s chief executive officer, who became the Company’s chief executive officer in connection with the reverse acquisition, received 9,350,000 shares of common stock, representing 47.5% of the Company’s outstanding common stock, in exchange for 9,350,000 shares of LFC common stock pursuant to the Share Exchange Agreement.  The chief executive officer acquired his LFC common stock in July 2014 for $0.0001 per share, which was the par value of the LCF common stock.

Two individuals, one of whom was the Company’s then chief executive and chief financial officer prior to the reverse acquisition and became the Company’s chief financial officer after the reverse acquisition, and one who was not affiliated with the Company but who became a 5% stockholder as a result of the shares issued to him pursuant to the Share Exchange Agreement upon conversion of convertible notes held by him, each (i) made a $12,000 loan to the acquired company prior to the reverse acquisition transaction and received a 10% senior promissory note in the principal amount of $12,000, which were paid from the proceeds of the Company’s March 31, 2015 private placement (see Note 4), and (ii) made a loan to the LFC in the amount of $1,925, which became converted into 1,925,000 shares of common stock pursuant to the Share Exchange Agreement.  These loans represent $24,000 of the $36,000 of loans made by Cala Energy Corp. prior to the reverse acquisition transaction.  The convertible notes represent $3,850 of the $5,250 of convertible notes issued by LFC prior to the reverse acquisition.

The liabilities of the Cala Energy Corp. that were assumed by the Company includes $100 due to the Company’s chief financial officer, who was then the Company’s chief executive officer and chief financial officer prior to the reverse acquisition.  This loan has been paid and is reflected in the change in accrued expenses.

The Company's chief executive officer made a $2,628 advance to the Company during the period ended December 31, 2015. $2,513 of this $2,628 was forgiven by the chief executive officer during the period ended December 31, 2015.  The $115 advance was non-interest bearing and payable on demand and has been paid and included in the change in accrued expenses.